UNAUDITED INTERIM CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME / (LOSS) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Statement of comprehensive income [abstract]
Net income	€ 71	€ 32	€ 88	€ 54
Items that will not be reclassified subsequently to the consolidated income statement
Remeasurement on post-employment benefit obligations	11	5	34	4
Income tax on remeasurement on post-employment benefit obligations	(3)	(3)	(6)	(2)
Items that may be reclassified subsequently to the consolidated income statement
Cash flow hedges	(2)	1	(4)	4
Income tax on cash flow hedges	1	0	1	(1)
Currency translation differences	9	0	22	(13)
Other comprehensive income / (loss)	16	3	47	(8)
Total comprehensive income	87	35	135	46
Attributable to:
Equity holders of Constellium	87	34	134	44
Non-controlling interests	0	1	1	2
Total comprehensive income	€ 87	€ 35	€ 135	€ 46